Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Assets and Financial Liabilities Measured at Fair Value

The following table summarizes information regarding Nucor’s financial assets and financial liabilities that are measured at fair value as of December 31, 2012. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		(in thousands)
		Fair Value Measurements at Reporting Date Using

	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash equivalents	$830,011	$830,011
Short-term investments	104,167	104,167
Restricted cash and investments	275,163	275,163

Total assets	$1,209,341	$1,209,341	-	-

Liabilities:
Foreign exchange and commodity contracts	$(318)	-	$(318)	-

December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$-
Short-term investments	1,362,641	1,362,641	-
Commodity contracts	5,071	-	5,071
Restricted cash and investments	585,833	585,833	-

Total assets	$2,965,667	$2,960,596	$5,071	-

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	-	$(21,434)	-